Long-term debt - Additional Information (Detail)	Nov. 06, 2023 USD ($)	Nov. 01, 2023 USD ($)	Jul. 31, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 30, 2024 USD ($)	Jan. 12, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 27, 2023 USD ($)	Jun. 01, 2023 USD ($)	Apr. 25, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Short-term debt							$ 766,886,000
Letters of credit issued							469,100,000						$ 465,200,000
Interest on long-term debt							74,493,000						$ 70,274,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt repaid upon maturity			$ 75,000,000	$ 15,000,000
Senior unsecured revolving credit facilities | Senior Unsecured Notes | Regulated Services Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 500,000,000
Senior unsecured bank credit facilities | Senior Unsecured Notes | Regulated Services Group
Debt Instrument [Line Items]
Par value								$ 610,400,000
Senior unsecured bank credit facilities | Senior Unsecured Notes | Regulated Services Group | Minimum
Debt Instrument [Line Items]
Par value										$ 489,600,000
Senior unsecured bank credit facilities | Senior Unsecured Notes | Regulated Services Group | Maximum
Debt Instrument [Line Items]
Par value										$ 1,100,000,000
2029 Notes | Subsequent Event
Debt Instrument [Line Items]
Par value						$ 500,000,000
Interest rate (percent)						5.577%
2029 Notes | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Interest rate (percent)						99.996%
2034 Notes | Subsequent Event
Debt Instrument [Line Items]
Par value						$ 350,000,000
Interest rate (percent)						5.869%
2034 Notes | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Interest rate (percent)						99.995%
Securitized Utility Tariff Bonds due January 1, 2035 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Par value					$ 180,500,000
Percentage of public utilities, issuance of securitized tariff bonds					0.04943
Securitized Utility Tariff Bonds due January 1, 2039 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Par value					$ 125,000,000
Percentage of public utilities, issuance of securitized tariff bonds					0.05091
Senior unsecured utility notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value							$ 137,000,000
Debt repaid upon maturity		$ 5,000,000
Fixed-to-Floating Subordinated Notes - Series 2018
Debt Instrument [Line Items]
Interest rate (percent)	6.875%
Debt instrument, redeemed amount	$ 287,500,000
Redemption price (percent)	100.00%
Revolving Credit Facility | Senior Unsecured Syndicated Revolving Credit Facility Maturing On March 31, 2028 | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 1,000,000,000	$ 500,000,000
Letter of Credit | Renewable Energy Group
Debt Instrument [Line Items]
Letters of credit issued									$ 50,000,000		$ 75,000,000